Other Assets and Liabilities (Details of Other Assets and Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Other Assets and Other Liabilities [Line Items]
Other Assets	¥ 7,713,747	¥ 8,234,429
Other Liabilities	7,652,089	6,608,355
Other Financial Assets [Member]
Other Assets and Other Liabilities [Line Items]
Other Assets	131,210	68,966
Other Financial Liabilities [Member]
Other Assets and Other Liabilities [Line Items]
Other Liabilities	¥ 249,071	¥ 144,039